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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number                  811-08058
                                   ---------------------------------------------

                           Noah Investment Group Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

975 Delchester Road, P.O. Box 727, Edgemont, PA                  19028
--------------------------------------------------------------------------------
  (Address of principal executive offices)                     (Zip Code)

Citco-Quaker Fund Services, Inc., 1288 Valley Forge Road,
Suite 88, Valley Forge, PA                                       19482
--------------------------------------------------------------------------------
                    (Name and address of agent for service)


Registrant's telephone number, including area code:         610-651-0460
                                                   -----------------------------


Date of fiscal year end:                10/31/03
                         ----------------------------------


Date of reporting period:               4/30/03
                         ----------------------------------

Item 1 - Reports to Stockholders

Item 2 - Code of Ethics
         Not applicable.

Item 3 - Audit Committee Financial Expert
         Not applicable.

Item 4 - Principal Accountant Fees and Services
         Not applicable.

Item 5 - Audit Committee of Listed Registrants
         Not applicable.

Item 6 - [Reserved]

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
         Not applicable.

Item 8 - [Reserved]

Item 9 - Controls and Procedures
         Not applicable.

Item 10 - Exhibits

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto

    Exhibit 99.302 CERT - Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

    Exhibit 99.906 CERT - Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.



(Registrant)

By: /s/ William L. Van Alen, Jr.
    ---------------------------
    William L. Van Alen, Jr.

Date: July 9, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ William L. Van Alen, Jr.
    ----------------------------
    William L. Van Alen, Jr.
    President


Date: July 9, 2003

By: /s/ William L. Van Alen, Jr.
    ----------------------------
    William L. Van Alen, Jr.
    Treasurer

                            [NOAH FUND LOGO OMITTED]



                                 1-800-794-6624
                                 1-800-794-NOAH



                               SEMI-ANNUAL REPORT

                                 APRIL 30, 2003

June 17, 2003

Dear Fellow Shareholder:

Once again, I thank you for your confidence and investment in the NOAH FUND. It is beginning to pay off. According to our sub-investment advisor, Geewax, Terker & Company, and confirmed in my opinion, by the economic data, this recession has been a "capital spending" recession. That means industry has decided that inventories have gotten so high that they will wait until there is an increase in demand for their products. This allows for a "working off" of their inventories, thus no more capital spending. Because of this, corporations do not feel a need to produce capital goods, causing employee layoffs to occur. Historically, those laid-off consumers curb their spending habits, which then further widens the recession. However, in our current recession consumer demands for housing, autos and consumer goods have remained remarkably high.

The good news is that there appears to be no inflation.

As we've noted before, fiscal stimulus appears to be in the works. That will mean more dollars in the pockets of the consumer. When the consumer/entrepreneur is taxed less, he will take the risk to start new businesses and hire workers, reducing unemployment and rescuing the economy from the doldrums. The philosophy is back to basics, good cash flow, sound balance sheet and the ability to expand from within.

We are encouraged.

We are fortunate to have John Geewax actively involved with the investment management of the NOAH FUND. Geewax, Terker & Company generally follows a philosophy of investing in Large Cap Growth Stocks for the Long Term, while remaining fully invested. The NOAH FUND is managed with the same philosophy indeed.

As you are aware, your investment advisor, Polestar Management Company, is committed to donating ten percent of its one percent management fee as a tithe to missions, discipleship, and the needs of the poor. Last year, we gave to Campus Crusade for Christ International, Inc. and the Urban Family Council. Naturally, this donation comes from the management company and NOT from the Fund, so it has no effect on the monetary value of your investment.

We are grateful to be able to serve you, and in this way, serve our Lord.

With the market down, this may be the time to get involved, particularly on a dollar cost averaging basis, one of the most useful tools available to the individual investor. If you would like more information, please feel free to call me at 610.651.0460 or call toll free to leave a message for me to return your call at 800.794.NOAH (6624).

                                          In Jesus' Name,


                                          /s/ William L. Van Alen, Jr.
                                          ------------------------------
                                          William L. Van Alen, Jr.
                                          President
                                          NOAH FUND

THE NOAH FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                        SHARES        VALUE
                                                        ------        -----
COMMON STOCKS--98.85%
ADVERTISING--0.57%
  ADVO, Inc.*                                            1,260     $    49,543
                                                                   -----------
AEROSPACE & DEFENSE--0.19%
  Veridian Corp.*                                          850          16,141
                                                                   -----------

BANKS--1.38%
  East-West Bancorp, Inc.                                  250           8,462
  First Bancorp Puerto Rico                              1,700          52,479
  Prosperity Bancshares, Inc.                            1,180          20,792
  Umpqua Holdings Corp.                                  1,900          37,335
                                                                   -----------
                                                                       119,068
                                                                   -----------

BIOTECHNOLOGY--0.76%
  Charles River Laboratories International, Inc.*        2,400          65,160
                                                                   -----------

CHEMICALS--2.31%
  Airgas, Inc.*                                          3,580          72,423
  Praxair, Inc.                                            600          34,848
  Valspar Corp.                                          2,120          91,563
                                                                   -----------
                                                                       198,834
                                                                   -----------

COMMERCIAL SERVICES--2.37%
  Pharmaceutical Product Development, Inc.*              2,390          62,546
  Rent-A-Center, Inc.*                                   1,160          74,472
  Weight Watchers International, Inc.*                   1,440          67,651
                                                                   -----------
                                                                       204,669
                                                                   -----------

COMPUTER SOFTWARE & SERVICES--10.66%
  First Data Corp.                                       3,670         143,974
  Hyperion Solutions Corp.                                 310           8,767
  Microsoft Corp.                                       28,710         734,115
  Pinnacle Systems, Inc.*                                3,400          32,130
                                                                   -----------
                                                                   $   918,986
                                                                   -----------


    The accompanying notes are an integral part of the financial statements.

THE NOAH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
APRIL 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                        SHARES        VALUE
                                                        ------        -----
COMPUTERS--4.43%
  CACI International, Inc.*                              1,110     $    38,772
  Dell Computer Corp.*                                  11,880         343,451
                                                                   -----------
                                                                       382,223
                                                                   -----------

ELECTRICAL COMPONENTS & EQUIPMENT--4.03%
  Ametek, Inc.                                           1,800          67,860
  Fisher Scientific International, Inc.*                 4,490         129,357
  Flir Systems, Inc.*                                      810          42,185
  Mettler-Toledo International, Inc.*                    1,800          63,900
  Varian, Inc.*                                          1,390          43,938
                                                                   -----------
                                                                       347,240
                                                                   -----------

FINANCIAL SERVICES--8.67%
  Doral Financial Corp.                                  8,195         327,882
  Fannie Mae                                             3,330         241,059
  Freddie Mac                                            3,085         178,621
                                                                   -----------
                                                                       747,562
                                                                   -----------

FOOD & BEVERAGES--2.23%
  General Mills, Inc.                                      900          40,599
  Performance Food Group Co.*                            2,260          79,281
  Sara Lee Corp.                                         4,300          72,154
                                                                   -----------
                                                                       192,034
                                                                   -----------

HEALTHCARE--PRODUCTS--5.16%
  Cytyc Corp.*                                          10,000         132,000
  Resmed, Inc.*                                          3,900         143,052
  Respironics, Inc.*                                     4,430         170,201
                                                                   -----------
                                                                       445,253
                                                                   -----------

HEALTHCARE--SERVICES--2.33%
  Apria Healthcare Group, Inc.*                          5,540         129,913
  Inveresk Research Group, Inc.*                         1,910          27,466
  Lincare Holdings, Inc.*                                1,440          43,733
                                                                   -----------
                                                                       201,112
                                                                   -----------


    The accompanying notes are an integral part of the financial statements.

THE NOAH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
APRIL 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                        SHARES        VALUE
                                                        ------        -----
HOUSEHOLD PRODUCTS--3.42%
  Avery Dennison Corp.                                   1,820     $    96,478
  Church & Dwight, Inc.                                  2,520          79,304
  Jarden Corp.*                                          1,400          41,300
  Newell Rubbermaid, Inc.                                2,540          77,419
                                                                   -----------
                                                                       294,501
                                                                   -----------

INTERNET SOFTWARE & SERVICES--1.83%
  Avocent Corp.*                                           930          27,547
  j2 global Communications, Inc.*                        1,700          50,202
  Symantec Corp.*                                        1,100          48,345
  USA Interactive*                                       1,047          31,358
                                                                   -----------
                                                                       157,452
                                                                   -----------

MINING--0.80%
  Freeport-McMoRan Copper & Gold, Inc.                   3,960          68,548
                                                                   -----------

MISCELLANEOUS MANUFACTURING--2.34%
  Clarcor, Inc.                                          1,170          43,770
  Danaher Corp.                                          1,940         133,821
  Matthews International Corp.                           1,040          24,502
                                                                   -----------
                                                                       202,093
                                                                   -----------

MULTI-MEDIA--1.58%
  Clear Channel Communications, Inc.*                    2,810         109,899
  Courier Corp.                                            540          26,406
                                                                   -----------
                                                                       136,305
                                                                   -----------

OFFICE & BUSINESS EQUIPMENT--1.66%
  Pitney Bowes, Inc.                                     4,070         142,898
                                                                   -----------

OIL & GAS--7.18%
  Cimarex Energy Co.*                                    1,400          27,580
  Enbridge Energy Management LLC*                        1,655          67,132
  Evergreen Resources, Inc.*                             1,030          48,977
  Kinder Morgan Management LLC*                          1,800          61,722
  Patina Oil & Gas Corp.                                 1,860          64,226
  Pogo Producing Co.                                     3,620         143,352
  St Mary Land & Exploration Co.                         1,770          45,347
  Varco International, Inc.*                             4,990          87,774
  XTO Energy, Inc.                                       3,733          72,794
                                                                   -----------
                                                                       618,904
                                                                   -----------


    The accompanying notes are an integral part of the financial statements.

THE NOAH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
APRIL 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                        SHARES        VALUE
                                                        ------        -----
PACKAGING & CONTAINERS--0.47%
  Pactiv Corp.*                                          1,970     $    40,424
                                                                   -----------

PHARMACEUTICALS--7.23%
  Abbott Laboratories                                    3,980         161,707
  American Pharmaceutical Partners, Inc.*                3,500          81,725
  Cardinal Health, Inc.                                  1,810         100,057
  Caremark Rx, Inc.*                                     5,430         108,111
  Endo Pharmaceuticals Holdings, Inc.*                   2,620          43,282
  NBTY, Inc.*                                            3,470          53,785
  Pharmaceutical Resources, Inc.*                        1,190          52,300
  Priority Healthcare Corp.*                               980          22,344
                                                                   -----------
                                                                       623,311
                                                                   -----------

REAL ESTATE INVESTMENT TRUST--0.21%
  Newcastle Investment Corp.                             1,060          18,476
                                                                   -----------

RETAIL--13.97%
  Applebees International, Inc.                          2,550          69,870
  Big 5 Sporting Goods Corp.*                            3,640          45,027
  Rare Hospitality International, Inc.*                  1,400          40,782
  Red Robin Gourmet Burgers, Inc.*                       2,720          41,589
  Regis Corp.                                            1,360          38,529
  Staples, Inc.*                                         5,770         109,861
  Wal-Mart Stores, Inc.                                 15,240         858,317
                                                                   -----------
                                                                     1,203,975
                                                                   -----------

SEMICONDUCTORS--6.16%
  Integrated Circuit Systems, Inc.*                      2,360          51,259
  Intel Corp.*                                          26,090         480,056
                                                                   -----------
                                                                       531,315
                                                                   -----------

TELECOMMUNICATIONS--3.89%
  Cisco Systems, Inc.*                                  22,310         335,542
                                                                   -----------

TOYS & HOBBIES--1.59%
  Leapfrog Enterprises, Inc.*                              710          18,957
  Mattel, Inc.                                           5,450         118,483
                                                                   -----------
                                                                       137,440
                                                                   -----------


    The accompanying notes are an integral part of the financial statements.

THE NOAH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
APRIL 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                        SHARES        VALUE
                                                        ------        -----
TRANSPORTATION SERVICES--0.22%
  Old Dominion Freight Line, Inc.*                         560     $    18,569

UTILITIES--0.42%
  New Jersey Resources Corp.                             1,050          35,962

WASTE MANAGEMENT--0.79%
  Allied Waste Industries, Inc.*                         2,040          16,932
  Waste Connections, Inc.*                               1,520          51,133
                                                                   -----------
                                                                        68,065
                                                                   -----------

    TOTAL COMMON STOCK (COST $8,253,109)                             8,521,605
                                                                   -----------

SHORT-TERM INVESTMENTS--0.85%
  MONEY MARKET FUND
    Evergreen Institutional Money Market Fund           73,072          73,072
                                                                   -----------
  TOTAL SHORT-TERM INVESTMENTS (COST $73,072)                           73,072
                                                                   -----------
TOTAL VALUE OF INVESTMENTS (COST $8,326,181)--99.70%                 8,594,677
                                                                   -----------
OTHER ASSETS LESS LIABILITIES, NET--0.30%                               26,122
                                                                   -----------
TOTAL NET ASSETS--100%                                             $ 8,620,799
                                                                   ===========


----------
*Non-income producing security.
***Fund owns fractional shares of Riverstone Networks, Inc with no market value.



    The accompanying notes are an integral part of the financial statements.

THE NOAH FUND
STATEMENT OF ASSETS & LIABILITIES
APRIL 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
  Investments, at value (cost -- $8,326,181)                       $ 8,594,677
  Interest and dividends receivable                                      4,503
  Receivable for portfolio shares sold                                  41,171
  Receivable from investment adviser                                     4,096
  Prepaid expenses and other assets                                      5,478
                                                                   -----------
      Total assets                                                 $ 8,649,925
                                                                   -----------

LIABILITIES:
  Payable for portfolio shares repurchased                         $     2,262
  Distribution and service fees payable                                  2,546
  Accrued expenses                                                      24,318
                                                                   -----------
      Total liabilities                                            $    29,126
                                                                   -----------

NET ASSETS:
  Capital stock, $0.001 par value (500,000,000 shares of
    beneficial interest authorized)                                $       766
  Paid-in capital                                                   16,606,176
  Accumulated net realized loss from investments                    (8,193,684)
  Undistributed net investment income                                  (60,955)
  Net unrealized depreciation on investments                           268,496
                                                                   -----------
      Net assets                                                   $ 8,620,799
                                                                   ===========

  Shares of beneficial interest outstanding                            765,639
                                                                   -----------
  Net asset value per share                                        $     11.26
                                                                   ===========


    The accompanying notes are an integral part of the financial statements.

THE NOAH FUND
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED APRIL 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Interest                                                         $       378
  Dividends                                                        $    31,792
                                                                   -----------
                                                                        32,170
                                                                   -----------
EXPENSES:
  Management fees                                                       42,330
  Accounting and transfer agent fees                                    16,932
  Distribution and service fees                                         10,582
  Legal and auditing fees                                               10,415
  Federal and state registration fees                                   12,397
  Reports and notices to shareholders                                    4,463
  Custodian fees and expenses                                            4,959
  Insurance expenses                                                       644
  Other                                                                 13,649
                                                                   -----------
      Total expenses before waivers and related reimbursements         116,371
      Less: waivers and related reimbursements                         (23,246)
                                                                   -----------
      Total expenses after waivers and related reimbursements           93,125
                                                                   -----------
  Net investment income (loss)                                         (60,955)
                                                                   -----------

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
  Net realized gain/(loss) from:
    Investments                                                       (320,072)
  Net change in unrealized appreciation/(depreciation) on:
    Investments                                                        616,337
                                                                   -----------
  Net realized and unrealized gain/(loss) on investments               296,265
                                                                   -----------

NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS    $   235,310
                                                                   ===========


    The accompanying notes are an integral part of the financial statements.


THE NOAH FUND
STATEMENTS OF CHANGES IN NET ASSETS
---------------------------------------------------------------------------------------------------------

                                                                         FOR THE
                                                                       PERIOD ENDED           FOR THE
                                                                      APRIL 30, 2003        YEAR ENDED
                                                                       (UNAUDITED)       OCTOBER 31, 2002
                                                                      --------------     ----------------
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)                                         $  (60,955)         $  (169,919)
  Net realized gain/(loss) from investments                              (320,072)          (1,627,878)
  Net change in unrealized appreciation/(depreciation)
    on investments                                                        616,337               (6,103)
                                                                       ----------          -----------
  Net increase/(decrease) in net assets resulting from operations         235,310           (1,803,900)
                                                                       ----------          -----------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                                        --                   --
                                                                       ----------          -----------
  Net realized capital gains                                                   --                   --
                                                                       ----------          -----------

SHARES OF BENEFICIAL INTEREST:
  Net proceeds from the sale of shares                                    553,983              899,461
  Cost of shares repurchased                                             (862,573)          (1,399,872)
  Shares issued in reinvestment of dividends                                   --                   --
                                                                       ----------          -----------

  Net increase/(decrease) in net assets derived from shares
    of beneficial interest transactions                                  (308,590)            (500,411)
                                                                       ----------          -----------
  Total increase/(decrease) in net assets                                 (73,280)          (2,304,311)

NET ASSETS:
  Beginning of year                                                     8,694,079           10,998,390
                                                                       ----------          -----------
  End of year                                                          $8,620,799          $ 8,694,079
                                                                       ==========          ===========


    The accompanying notes are an integral part of the financial statements.


THE NOAH FUND
FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------------------------
The table below sets forth financial data for a share of capital stock outstanding throughout each year presented.

                                                 FOR THE
                                              PERIOD ENDED                      YEAR ENDED OCTOBER 31,
                                             APRIL 30, 2003    --------------------------------------------------------
                                               (UNAUDITED)       2002        2001        2000        1999        1998
                                             -------------     --------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD             $10.89         $13.10      $22.49      $23.17      $17.31      $13.23
                                                 ------         ------      ------      ------      ------      ------
INVESTMENT OPERATIONS:
  Net investment income (loss)(a)                 (0.08)         (0.21)      (0.24)      (0.46)      (0.13)      (0.10)
  Net realized and unrealized
    gain/(loss) on investments                     0.45          (2.00)      (9.15)       1.37        6.43        4.27
                                                 ------         ------      ------      ------      ------      ------
    Total from Investment Operations               0.37          (2.21)      (9.39)       0.91        6.30        4.17
                                                 ------         ------      ------      ------      ------      ------
DISTRIBUTIONS:
  From net investment income                       0.00           0.00        0.00        0.00        0.00        0.00
  From realized capital gains                      0.00           0.00        0.00       (1.59)      (0.44)      (0.09)
                                                 ------         ------      ------      ------      ------      ------
  Total distributions                              0.00           0.00        0.00       (1.59)      (0.44)      (0.09)
                                                 ------         ------      ------      ------      ------      ------
NET ASSET VALUE, END OF PERIOD                   $11.26         $10.89      $13.10      $22.49      $23.17      $17.31
                                                 ======         ======      ======      ======      ======      ======
TOTAL RETURN                                       3.40%        (16.87%)    (41.75%)      3.98%      37.06%      31.65%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)           $8,621         $8,694     $10,998     $18,522      $6,472      $2,590
  Ratio of expenses to average
    net assets:
      before reimbursement                         2.75%*         2.51%       2.67%(b)    2.20%       2.72%       4.73%
      net of reimbursement                         2.20%*         2.20%       2.20%(b)    2.20%       2.15%       1.75%
  Ratio of net investment income
    (loss) to average net assets:
      before reimbursement                        (1.99)%*       (1.95)%     (1.97)%     (1.68)%     (2.13)%     (3.85)%
      net of reimbursement                        (1.44)%*       (1.64)%     (1.50)%     (1.68)%     (1.56)%     (0.86)%
Portfolio Turnover Rate                           76.16%        186.07%      191.81%     49.76%      81.53%      66.49%


(a) Net investment loss per share is calculated using ending balances prior to the consideration of adjustments for permanent book and tax differences.
(b) Ratio excludes certain expenses not subject to the expense limitation pursuant to the voluntary agreement with management. If such expenses had been included, the ratios would have been 2.79% and 2.32%, respectively.
*Annualized


    The accompanying notes are an integral part of the financial statements.

THE NOAH FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
The NOAH FUND (the "Fund") was organized as a series of The NOAH Investment Group, Inc. (the "Company") incorporated under the laws of the state of Maryland on December 16, 1992. The Company is registered as a no-load, open-end diversified management investment company under the Investment Company Act of 1940 (the "1940 Act"). The primary investment objective of the Fund is to seek capital appreciation consistent with the preservation of capital, as adjusted for inflation, and current income. The Fund will not invest in and may not acquire the securities of businesses that are engaged, directly or through subsidiaries, in the alcoholic beverage, tobacco, pornographic and gambling industries or companies in the business of aborting life before birth.

The Fund became effective with the Securities and Exchange Commission (the "SEC") on May 10, 1996 and commenced operations on May 17, 1996.

The following is a summary of significant accounting policies consistently followed by the Fund.

a) Investment Valuation--Equity securities listed on a securities exchange are valued at the last quoted sales price on the day of the valuation. Price information on listed stocks is taken from the exchange where the security is primarily traded. Securities that are listed on an exchange but which are not traded on the valuation date are valued at the most recent bid prices. Unlisted securities for which market quotations are readily available are valued at the latest quoted bid price. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Investment Manager under supervision of the Board of Directors. Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market.

b) Federal Income Taxes--No provision for federal income taxes has been made since the Fund has complied, and will continue to comply, with the provisions of the Internal Revenue Code applicable to regulated investment companies and distribute substantially all of its net investment income and net realized capital gains so as to relieve the Fund from all federal income taxes.

c) Distributions to Shareholders--Dividends from net investment income and distributions from net realized capital gains, if any, will be declared and paid at least annually. Income and capital gains distributions are determined in accordance with income tax regulations that may differ from generally accepted accounting principles. The Fund's primary financial reporting and tax difference relates to the differing treatment for the amortization of deferred organization expenses. Permanent financial reporting and tax differences are reclassified to additional capital paid-in.

d) Use of Estimates--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

THE NOAH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

e) Other--Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions utilizing an identified cost basis. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund, and interest income is recognized on an accrual basis.

f) Reclassifications - In accordance with SOP 93-2, the Fund has recorded a reclassification in the capital accounts. As of October 31, 2002, the Fund recorded permanent book/tax differences of $169,919 from net investment loss to Paid-in capital. This reclassification has no impact on the net asset value of the Fund and is designed generally to present undistributed income and net realized gains on a tax basis, which is considered to be more informative to shareholders.

2. ADVISORY FEE AND OTHER RELATED TRANSACTIONS
The Fund has entered into a Management Agreement with Polestar Management Company (the "Manager"). Pursuant to the Management Agreement, the Manager is responsible for the day-to-day business affairs, including the review and supervision of the Fund investment program and for administrative services. For its services to the Fund, the Manager receives an annual fee, payable monthly, calculated at an annual rate of 1.00% of the Fund's average daily net assets. The Manager voluntarily agreed to reimburse its management fee and other expenses to the extent that the total operating expenses of the Fund (exclusive of interest, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities, and extraordinary items) exceed the annual rate of 2.20% of the average net assets of the Fund. This voluntary reimbursement may be terminated upon approval of the Board of Directors. For the period ended April 30, 2003, Polestar Management Company earned advisory fees of $42,330 and waived $23,246.

The Manager has entered into a Sub-Advisory Agreement with Geewax, Terker & Company (the "Sub-Advisor"). The Sub-Advisor is responsible for the day-to-day recommendations regarding the investment and reinvestment of the Fund's net assets. Under the terms of the Sub-Advisory Agreement, the Manager compensates the Sub-Advisor a fee of $1.00 per annum until the average net assets of the Fund exceed $20 million. Upon reaching that level, the Sub-Advisor will receive a monthly fee at the annual rate of 0.75% of the average daily net assets in excess of $20 million to $50 million; 0.50% of such assets in excess of $50 million to $100 million; and 0.35% of such assets in excess of $100 million.

Effective December 28, 2001 CITCO-Quaker Fund Services, Inc. (the "ADMINISTRATOR") (the "TRANSFER AGENT") replaced American Data Services, Inc. as the Administrator and Transfer Agent for the Fund. The Administrator provides administrative services to and is generally responsible for the overall management and day-to-day operations of each Fund pursuant to an accounting and administrative agreement with the Trust. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions. As compensation for its services, the Administrator receives a fee at the annual rate of 0.40% of the aggregate of the FUND'S first $100 million of average daily net assets, 0.30% of the next $100 million of average daily net assets, 0.25% of the next $100 million of average daily net assets, 0.20% of the next $200 million and 0.15% of the net assets in excess of $500 million.

THE NOAH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

Effective December 28, 2001, Quaker Securities, Inc. (the "DISTRIBUTOR") replaced AmeriMutual Funds Distributor, Inc. as distributor for the Fund.

The Fund has adopted a distribution plan (the "Distribution Plan"), pursuant to which the Fund may incur distribution expenses of up to 0.25% per annum of the Fund's average daily net assets. The Distribution Plan provides that the Fund may finance activities which are primarily intended to result in the sale of the Fund's shares, including but not limited to, advertising, printing of prospectuses and financial reports for other than existing shareholders, preparation and distribution of advertising materials and sales literature, and payments to dealers and shareholder servicing agents. For the period ended April 30, 2003, the Fund incurred $10,582 in distribution fees pursuant to the Distribution Plan. Certain directors and officers of the Fund are directors and officers of the Manager.

3. CARRYOVERS
At October 31, 2002, the Fund had net capital loss carryforwards of approximately $7,774,000 of which $766,000 expires in 2008, $5,437,000 expires in 2009, and $1,568,160 expires in 2010.

4. CAPITAL SHARE TRANsACTIONS
Transactions in shares of the Fund were as follows:

                                          PERIOD ENDED        YEAR ENDED
                                         APRIL 30, 2003    OCTOBER 31, 2002
                                         --------------    ----------------

         Shares sold                         51,021            71,640
         Shares issued to holders in
           reinvestment of dividends             --               --
         Shares redeemed                    (83,456)         (113,195)
                                            -------          --------
         Net increase (decrease)            (32,435)          (41,555)
                                            =======           =======

5. INVESTMENT TRANSACTIONS
For the period ended April 30, 2003, purchases and sales of investment securities, excluding short-term investments, were as follows:

         Purchases                       $6,452,321
         Sales                           $6,818,852

At April 30, 2003, gross unrealized appreciation and depreciation of investments for tax purposes were as follows:

         Appreciation                     $ 694,586
         Depreciation                      (476,002)
                                           --------
         Net Depreciation on investments  $ 218,584
                                          =========

At April 30, 2003, the cost of investments for federal income tax purposes was $8,376,093.

THE NOAH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

6. DISTRIBUTIONS TO SHAREHOLDERS
Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

The tax character of distributions paid during the fiscal years 2003 and 2002 was as follows:

DISTRIBUTIONS PAID FROM:                      2003             2002
                                             ------           ------
         ORDINARY INCOME                     $   --           $   --
         LONG-TERM CAPITAL GAIN                  --               --
                                             ------           ------
                                             $   --           $   --
                                             ------           ------

AS OF OCTOBER 31, 2002, THE COMPONENTS OF DISTRIBUTABLE EARNINGS ON A TAX BASIS WERE AS FOLLOWS:
                                                               VALUE
                                                              ------
         UNDISTRIBUTED ORDINARY INCOME                       $    --
         UNDISTRIBUTED LONG-TERM CAPITAL GAIN                     --
         UNREALIZED APPRECIATION                                  --


THE NOAH FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2003 (UNAUDITED)

7. TRUSTEE INFORMATION

------------------------------------------------------------------------------------------------------------------------------------
                            POSITION(S)     TERM OF OFFICE                                           NUMBER OF          OTHER
 NAME, ADDRESS & AGE         HELD WITH        & LENGTH OF          PRINCIPAL OCCUPATION(S)           PORTFOLIOS     DIRECTORSHIPS
                             THE FUND         TIME SERVED            DURING PAST 5 YEARS              OVERSEEN           HELD
------------------------------------------------------------------------------------------------------------------------------------
 *William L. Van Alen,      Director        Each Director        Mr. Van Alen is an attorney             6          USA
  Esq.                      President,      serves for an        engaged in the private practice                    Technolo-
 975 Delchester Road        Treasurer       indefinite term.     of law since 1962. He is also                      gies, Inc.
 Newtown, PA 19382                          Mr. Van Alen         President, Director and Chairman
 Age 70                                     has served           of the Board of Polestar
                                            since 1996           Management Company, the
                                                                 Fund's Advisor. He is also
                                                                 President of Cornerstone
                                                                 Entertainment, Inc., a company
                                                                 engaged in the film and
                                                                 entertainment industry.
------------------------------------------------------------------------------------------------------------------------------------
 DIRECTORS WHO ARE NOT INTERESTED PERSONS OF THE COMPANY
------------------------------------------------------------------------------------------------------------------------------------
                            POSITION(S)     TERM OF OFFICE                                           NUMBER OF          OTHER
 NAME, ADDRESS & AGE         HELD WITH        & LENGTH OF          PRINCIPAL OCCUPATION(S)           PORTFOLIOS     DIRECTORSHIPS
                             THE FUND         TIME SERVED            DURING PAST 5 YEARS              OVERSEEN           HELD
------------------------------------------------------------------------------------------------------------------------------------
 Dr. Forest H. Anthony,     Director        Each Director        Dr. Anthony has been Vice               6          None
  MD                                        serves for an        President of Protarga, Inc.,
 1426 Fairview Road                         indefinite term.     a pharmaceutical company,
 Villanova, PA 19085                        Dr. Anthony          from June 1998 to the present;
 Age 52                                     has served           was the Director of Science
                                            since 1996.          of the University City Science
                                                                 Center, a technology company,
                                                                 from September 1997 to June
                                                                 1998; was President and Chief
                                                                 Executive Officer of Avid
                                                                 Corporation, a pharmaceutical
                                                                 company, from January 1991 to
                                                                 September 1997; was a member
                                                                 of the Board of Directors of the
                                                                 Biotechnology Industry Organiza-
                                                                 tion, a trade association, from 1993
                                                                 to 1997; and has been Chairman
                                                                 of the Board of Trustees of The
                                                                 American Academy, a nonprofit
                                                                 organization, which is a school for
                                                                 grades kindergarten through twelfth
                                                                 grade.
------------------------------------------------------------------------------------------------------------------------------------


THE NOAH FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2003 (UNAUDITED)

7. TRUSTEE INFORMATION (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
                            POSITION(S)     TERM OF OFFICE                                           NUMBER OF          OTHER
 NAME, ADDRESS & AGE         HELD WITH        & LENGTH OF          PRINCIPAL OCCUPATION(S)           PORTFOLIOS     DIRECTORSHIPS
                             THE FUND         TIME SERVED            DURING PAST 5 YEARS              OVERSEEN           HELD
------------------------------------------------------------------------------------------------------------------------------------
 Mr. Donald D.              Director        Each Director        Mr. Kennedy graduated from              6          None
  Kennedy, Jr., Esq.                        serves for an        Princeton in 1953 and Penn
 6915 Green Tree Drive                      indefinite term.     LLB in 1960. He retired in
 Naples, FL 34108                           Mr. Kennedy          1992 as an Attorney and
 Age 73                                     has served           former General Counsel and
                                            since 1998.          Chairman of the Board of
                                                                 National Liberty Insurance
                                                                 Company. Since then, he has
                                                                 been president and members of
                                                                 various institutions, both
                                                                 charitable and non-profit.
                                                                 He joined the NOAH FUND
                                                                 board in 1998.
------------------------------------------------------------------------------------------------------------------------------------
 Mr. Roger J. Knake         Director        Each Director        Mr. Knake has been                      6          None
 615 Mountain View                          serves for an        President of MCX, Inc.
  Road                                      indefinite term.     (formerly known as XITEL,
 Berwyn, PA 19312                           Mr. Knake has        Inc.) from June 1983 to the
 Age 63                                     served since         present. MCX, Inc. is a
                                            1996.                computer software
                                                                 consultant company.
------------------------------------------------------------------------------------------------------------------------------------
 Mr. Martin V. Miller,      Director        Each Director        Mr. Miller was engaged in               6          None
  Esq.                                      serves for an        the practice of securities
 344 Venetian Drive, #2                     indefinite term.     law during the period from
 Delray Beach, FL 33483                     Mr. Miller has       1959 until 2000. During that
 Age 75                                     served since         period of time, he was
                                            2000.                employed by the U.S.
                                                                 Securities and Exchange
                                                                 Commission until 1968, as
                                                                 a partner in the law firm
                                                                 Stradley, Ronon, Stevens
                                                                 and Young, LLP until 1983
                                                                 and as a sole practitioner
                                                                 until his retirement in 2000.
------------------------------------------------------------------------------------------------------------------------------------


THE NOAH FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2003 (UNAUDITED)

7. TRUSTEE INFORMATION (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
                            POSITION(S)     TERM OF OFFICE                                           NUMBER OF          OTHER
 NAME, ADDRESS & AGE         HELD WITH        & LENGTH OF          PRINCIPAL OCCUPATION(S)           PORTFOLIOS     DIRECTORSHIPS
                             THE FUND         TIME SERVED            DURING PAST 5 YEARS              OVERSEEN           HELD
------------------------------------------------------------------------------------------------------------------------------------
 Mr. George R.              Director        Each Director        Chairman, CEO and Director              6          USA
  Jensen, Jr.                               serves for an        of USA Technologies, Inc.,                         Technolo-
 200 Plant Avenue                           indefinite term.     a technology design and                            gies Inc.
 Wayne, PA 19087                            Mr. Jensen           manufacturing  company,
 Age 47                                     has served           since 1992. Executive
                                            since 1996.          officer of American Film
                                                                 Technologies from 1985
                                                                 until 1992. CEO and
                                                                 President of International
                                                                 Film Productions, Inc. from
                                                                 1979 to 1985. Named
                                                                 1989 Entrepreneur of the
                                                                 Year in the high technology
                                                                 category for Philadelphia
                                                                 by Ernst & Young and Inc.
                                                                 Magazine. Mr. Jensen received
                                                                 his Bachelor of Science Degree
                                                                 from the University of Tennessee
                                                                 and is a graduate of the
                                                                 Advanced Management Program
                                                                 at the Wharton School of the
                                                                 University of Pennsylvania.
------------------------------------------------------------------------------------------------------------------------------------

*INTERESTED PERSONS
Mr. William L. Van Alen, Jr. is an interested person by virtue of being an officer and director of The NOAH Investment Group, Inc. and an officer and director of Polestar Management Company.

                       Investment and Management Services
                          POLESTAR MANAGEMENT COMPANY
                            GEEWAX TERKER & COMPANY


                                   Custodian
                           FIRST UNION NATIONAL BANK


                         Transfer, Dividend Disbursing
                         And Accounting Services Agent
                        CITCO-QUAKER FUND SERVICES, INC.


                                    Auditors
                               SANVILLE & COMPANY